EQ/Money Market Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.33%	0.33%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.71%	0.71%

Expense Example - EQ/Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	73	227	395	883
Class IB Shares	73	227	395	883